Fund Summary
Templeton Emerging Markets Bond Fund
Investment Goal
To seek current income with capital appreciation as a secondary goal.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 30 in the Fund's Prospectus and under “Buying and Selling Shares” on page XX of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton Emerging Markets Bond Fund	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton Emerging Markets Bond Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	0.65%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.48%	0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.79%	2.19%	2.04%	1.54%	1.54%
Fee Waiver or Reimbursement	[1]	(0.53%)	(0.53%)	(0.53%)	(0.57%)	(0.53%)
Net Expenses (as a percentage of Assets)		1.26%	1.66%	1.51%	0.97%	1.01%
[1]	Other expenses and Acquired fund fees and expenses are based upon estimated amounts for the current fiscal year. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, transfer agent fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses), until December 31, 2014. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton Emerging Markets Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	548	915
Class C	269	634
Class R	154	588
Class R6	103	434
Advisor Class	103	434

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Templeton Emerging Markets Bond Fund Class C	169	634

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments, government-related entities and corporate entities which are located, incorporated or have significant business activities in or are impacted by economic developments in emerging or developing market countries. “Bonds” include debt obligations of any maturity, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, including securities in default, and such bonds may have fixed or floating interest rates. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. An “emerging market country” is defined to include those currently considered to be developing or emerging by the International Monetary Fund, the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the MSCI World Index. Emerging market countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund intends to regularly use various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts. The Fund will maintain significant positions in currency related derivative instruments as a hedging technique with respect to its fixed income securities or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments. The results of such transactions may represent, from time to time, a significant component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also intends to enter into various other transactions involving derivatives from time to time, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Markets

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Derivative Instruments

The performance of derivative instruments (including currency and credit related derivatives) depends largely on the performance of an underlying currency, security or index and such derivatives often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance
Because the Fund is new, it has no performance history.